Trade receivables (Tables)	12 Months Ended
Mar. 31, 2018
Trade and other receivables [abstract]
Schedule of trade receivables
	March 31, 2018	March 31, 2017
Gross value	$260,290,455	$213,313,181
Less: Provision for bad and doubtful debts	(1,958,492)	(3,639,942)
Net trade receivables	$258,331,963	$209,673,239

Schedule of provision for bad debts
	March 31, 2018	March 31, 2017
At the beginning of the year	$3,639,942	$708,001
Add: During the year	(1,675,460)	2,915,702
Add/ (less): Translation adjustments	(5,990)	16,239
At the end of the year	$1,958,492	$3,639,942